Subsequent Events (Details) - $ / shares	Jul. 31, 2018	Apr. 23, 2018
Subsequent Event
Common stock dividend declared (usd per share)		$ 0.0645
Subsequent Event
Subsequent Event
Common stock dividend declared (usd per share)	$ 0.09